Schedule of loss profit before tax (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Loss Before Tax
Amortization of intangible assets	$ 115,854	$ 115,854
Allowance of expected credit losses for trade and other receivables	2,458	1,277
Depreciation of plant and equipment	13,567	16,609	$ 63,557
Bad debt written off	17,719
Employee benefits expense	726,200	616,862
Exchange losses	7,856	325,411
Share-based payment (Note 20)		$ 2,793,584